Convertible Notes Payable, Net (Details) $ / shares in Units, $ in Thousands									1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 17, 2026 shares	Jan. 02, 2026 shares	Aug. 11, 2025 shares	Jun. 30, 2025 USD ($) $ / shares shares	May 31, 2025 shares	Dec. 31, 2024 USD ($) shares	Dec. 03, 2024 USD ($)	Aug. 31, 2024 USD ($) $ / shares shares	Feb. 28, 2026 shares	Feb. 04, 2026 shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2026 shares [1]	Jun. 30, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2025 shares	Aug. 28, 2025 $ / shares shares	Nov. 08, 2024 $ / shares shares
Convertible Notes Payable, Net (Details) [Line Items]
Common stock, shares issued (in Shares) | shares													758,660	152,206
Exercise price of warrant (in Dollars per share) | $ / shares																$ 4.4	$ 2
Debt discount | $														$ 150,000
Warrant to purchase shares (in Shares) | shares																250,000
Warrants (in Shares) | shares																	351,424
Issuance of common stock (in Shares) | shares									5,512				14,800
Conversion price (in Dollars per share) | $ / shares														$ 2
Volume weighted average price percentage														90.00%
Percentage of beneficial ownership limitation.														4.99%
Premium accrued interest percentage														10.00%
Derivative fair value | $						$ 848								$ 223
Shares issued upon conversion (in Shares) | shares				260,300
August 2024 Warrant [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Fair value of warrant | $								$ 447
Debt discount | $								342,314
Warrants | $				$ 7,080				239			$ 7,080
Pre-funded Warrant [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Warrant to purchase shares (in Shares) | shares				1,702,088							1,702,088
Exchange Warrant [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Issuance of common stock (in Shares) | shares			123,860
August 2024 Note [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Principal amount | $								515
Cash proceeds from principal amount | $								$ 412
Interest rate								12.00%
Warrants | $								$ 276
Conversion price per share (in Dollars per share) | $ / shares				$ 2.5							$ 2.5
Senior Unsecured Promissory Note [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Common stock, shares issued (in Shares) | shares								175,000
Exercise price of warrant (in Dollars per share) | $ / shares								$ 2
Warrant term								5 years
December Two Thousand Twenty Four [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Principal amount | $							$ 500
Cash proceeds from principal amount | $							450
Fair value of warrant | $														$ 260
Debt discount | $							25
Issuance cost | $							$ 25
Consecutive trailing days														10 days
Floor price (in Dollars per share) | $ / shares														$ 0.33
Shares issued upon conversion (in Shares) | shares					260,300
Fair Value, Option, Changes in Fair Value, Gain | $														$ 588
Common Stock [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Issuance of common stock (in Shares) | shares						200,000			24,800	6,945		2,439
Common Stock [Member] | August 2024 Note [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Converted shares (in Shares) | shares											243,155
Volatility [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Assumptions fair value of warrants issued								183.31
Risk-Free Rate [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Assumptions fair value of warrants issued								3.84
Dividend Yield [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Assumptions fair value of warrants issued								0
Expected Life [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Warrant term								5 years
Minimum [Member] | December Two Thousand Twenty Four [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Additional loans payable percentage							10.00%
Maximum [Member] | December Two Thousand Twenty Four [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Additional loans payable percentage							18.00%
Common Stock [Member]
Convertible Notes Payable, Net (Details) [Line Items]
Converted shares (in Shares) | shares	13,000
Conversion price per share (in Dollars per share) | $ / shares														$ 2
Warrants (in Shares) | shares															1,702,088
Issuance of common stock (in Shares) | shares		585

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-125 Reverse Stock Split (see Note 1).